ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 42: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income attributable to NBG shareholders, net of taxes, comprise:

	Foreign Currency Items	Unrealized gains/(losses) on Available-for-Sale Securities	Pension liability	Accumulated Other Comprehensive Income
	(EUR in millions)
Balance, January 1, 2011	(599)	(2,652)	(135)	(3,386)
Other comprehensive income before reclassifications	(925)	(3,282)	18	(4,189)
Amounts reclassified from accumulated other comprehensive income	-	5,625	11	5,636
Net current-period other comprehensive income	(925)	2,343	29	1,447
Balance, December 31, 2011	(1,524)	(309)	(106)	(1,939)
Other comprehensive income before reclassifications	130	585	(30)	685
Amounts reclassified from accumulated other comprehensive income	-	(28)	(1)	(29)
Net current-period other comprehensive income	130	557	(31)	656
Balance, December 31, 2012	(1,394)	248	(137)	(1,283)
Other comprehensive income before reclassifications	(1,285)	(1)	(155)	(1,441)
Amounts reclassified from accumulated other comprehensive income	-	(63)	191	128
Net current-period other comprehensive income	(1,285)	(64)	36	(1,313)
Balance, December 31, 2013	(2,679)	184	(101)	(2,596)

Reclassifications out of accumulated other comprehensive income attributable to NBG shareholders for the period ended December 31, 2011
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	(21)	Net realised gains / (losses) on sale of available-for-sale securities
	(6,962)	Other-Than-Temporary-Impairment
	(6,983)	Total before tax
	1,358	Income tax expense
	(5,625)	Net of tax
Amortization of defined benefit pension items
Actuarial loss	(14)
	(14)	Total before tax
	3	Income tax expense
	(11)	Net of tax

Total reclassifications for the period	(5,636)

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2012
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	349	Net realised gains / (losses) on sale of available-for-sale securities
	(312)	Other-Than-Temporary-Impairment
	37	Total before tax
	(9)	Income tax expense
	28	Net of tax
Amortization of defined benefit pension items
Prior service costs	12
Actuarial loss	(11)
	1	Total before tax
	1	Net of tax

Total reclassifications for the period	29

Reclassifications out of accumulated other comprehensive income for the period ended December 31, 2013
Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income	Affected Line in the Statement Where Net Income is Presented
(EUR in millions)
Unrealised gains and losses on available-for-sale securities
	247	Net realised gains / (losses) on sale of available-for-sale securities
	(196)	Other-Than-Temporary-Impairment
	51	Total before tax
	12	Income tax benefit
	63	Net of tax
Amortization of defined benefit pension items
Prior service costs	(178)
Actuarial loss	(13)
	(191)	Total before tax
	(191)	Net of tax

Total reclassifications for the period	(128)